Amortization Expense for Core Deposit Intangible (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 476,422
2014	380,210
2015	266,180
2016	132,887
2017	24,610
Other intangible assets, net of amortization	$ 1,280,309	$ 1,827,462